Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.26088%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$861,593.00

Principal:
Principal Collections	$16,968,988.44
Prepayments in Full	$6,935,882.31
Liquidation Proceeds	$236,179.82
Recoveries	$163,183.10
Sub Total	$24,304,233.67
Collections	$25,165,826.67

Purchase Amounts:
Purchase Amounts Related to Principal	$482,190.08
Purchase Amounts Related to Interest	$2,759.36
Sub Total	$484,949.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,650,776.11

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,650,776.11
Servicing Fee	$324,025.85	$324,025.85	$0.00	$0.00	$25,326,750.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,326,750.26
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,326,750.26
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,326,750.26
Interest - Class A-3 Notes	$95,214.16	$95,214.16	$0.00	$0.00	$25,231,536.10
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$24,912,252.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,912,252.10
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$24,803,819.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,803,819.18
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$24,726,923.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,726,923.35
Regular Principal Payment	$23,042,075.93	$23,042,075.93	$0.00	$0.00	$1,684,847.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,684,847.42
Residual Released to Depositor	$0.00	$1,684,847.42	$0.00	$0.00	$0.00
Total		$25,650,776.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,042,075.93
Total					$23,042,075.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,042,075.93	$41.35	$95,214.16	$0.17	$23,137,290.09	$41.52
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$23,042,075.93	$12.48	$599,826.91	$0.32	$23,641,902.84	$12.80

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$56,844,273.63	0.1019994	$33,802,197.70	0.0606535
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$326,504,273.63	0.1769038	$303,462,197.70	0.1644193

Pool Information
Weighted Average APR	2.732%	2.731%
Weighted Average Remaining Term	26.78	26.01
Number of Receivables Outstanding	33,114	32,106
Pool Balance	$388,831,025.89	$363,912,668.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$363,417,558.91	$340,375,482.98
Pool Factor	0.1946741	0.1821984

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$23,537,185.21
Targeted Overcollateralization Amount	$60,450,470.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,450,470.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$295,117.05
(Recoveries)		126	$163,183.10
Net Loss for Current Collection Period			$131,933.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4072%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2614%
Second Prior Collection Period			0.6077%
Prior Collection Period			0.4464%
Current Collection Period			0.4206%
Four Month Average (Current and Prior Three Collection Periods)			0.4340%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,460	$15,549,584.21
(Cumulative Recoveries)			$2,789,367.07
Cumulative Net Loss for All Collection Periods			$12,760,217.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6389%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,486.45
Average Net Loss for Receivables that have experienced a Realized Loss			$2,861.04

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.47%	338	$5,350,120.90
61-90 Days Delinquent	0.26%	53	$928,890.24
91-120 Days Delinquent	0.05%	11	$182,049.92
Over 120 Days Delinquent	0.24%	46	$856,623.25
Total Delinquent Receivables	2.01%	448	$7,317,684.31

Repossession Inventory:
Repossessed in the Current Collection Period		19	$364,557.07
Total Repossessed Inventory		37	$677,548.50

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2915%
Prior Collection Period			0.2657%
Current Collection Period			0.3426%
Three Month Average			0.2999%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5407%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer